Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Columbia US High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Cloud Software Group, Inc.09/30/2029 9.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Tenet Healthcare Corp.11/01/2027 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Venture Global Calcasieu Pass LLC11/01/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Hilcorp Energy I LP/Finance Co.11/01/2028 6.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Picard Midco, Inc.03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | DISH Network Corp.11/15/2027 11.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 1 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Columbia US High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Cloud Software Group, Inc.09/30/2029 9.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Tenet Healthcare Corp.11/01/2027 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Venture Global Calcasieu Pass LLC11/01/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Hilcorp Energy I LP/Finance Co.11/01/2028 6.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Picard Midco, Inc.03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | DISH Network Corp.11/15/2027 11.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 2 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Columbia US High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Cloud Software Group, Inc.09/30/2029 9.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Tenet Healthcare Corp.11/01/2027 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Venture Global Calcasieu Pass LLC11/01/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Hilcorp Energy I LP/Finance Co.11/01/2028 6.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Picard Midco, Inc.03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | DISH Network Corp.11/15/2027 11.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – High Yield Bond Fund - Class 3 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%